Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares and Weighted-Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	6,894,831	7,921,571	8,653,859
Granted, shares	4,879,421	2,897,396	3,133,168
Vested, shares	(3,069,035)	(3,428,736)	(3,409,650)
Cancelled, shares	(439,710)	(495,400)	(455,806)
Outstanding at end of period, shares	8,265,507	6,894,831	7,921,571
Outstanding at beginning of period, weighted-average grant-date fair value	$ 38.44	$ 34.09	$ 29.96
Granted, weighted-average grant-date fair value	39.65	44.24	40.37
Vested, weighted-average grant-date fair value	37.25	33.27	29.38
Cancelled, weighted-average grant-date fair value	40.18	38.66	34.05
Outstanding at end of period, weighted-average grant-date fair value	$ 39.50	$ 38.44	$ 34.09